Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment
18.
Property, Plant and Equipment

Property, Plant and Equipment of the Group correspond to computer equipment and building improvements that are stated at cost less accumulated depreciation.

	2024			2023
	Computer Equipment	Building improvements	Total	Computer Equipment	Building improvements	Total
Cost	3,775	1,257	5,032	2,810	1,257	4,067
Accumulated depreciation	(1,771)	(344)	(2,115)	(1,115)	(218)	(1,333)
Opening book value, January 1	2,004	913	2,917	1,695	1,039	2,734
Additions	2,779	—	2,779	1,088	—	1,088
Disposals	(1,074)	—	(1,074)	(123)	—	(123)
Depreciation of the year	(1,119)	(126)	(1,245)	(656)	(126)	(782)
Total as of December 31	2,590	787	3,377	2,004	913	2,917
Cost	5,480	1,257	6,737	3,775	1,257	5,032
Accumulated depreciation	(2,890)	(470)	(3,360)	(1,771)	(344)	(2,115)

The Group did not impair Property, Plant and Equipment during 2024 and 2023, nor did it reverse any previously recognized impairment losses. Additionally, the Group did not have commitments to purchase any property, plant and equipment at year end.

For further details on accounting policies refer to Note 2.7: Property, plant and equipment.